Summary of Significant Accounting Policies - Schedule of Crypto Assets (Details) $ in Thousands	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Schedule Of Crypto Assets Abstract
Coins Held	45.37	59.67
Cost Basis	$ 5,630	$ 7,404
Fair Value	$ 3,096	$ 5,222